Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Severance	$ (83)	$ (171)
Acquisition and other	(11)	(38)
Total severance, acquisition and other costs	$ (94)	$ (209)